Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2019	$ 2,947,209	$ 5,718,835	$ 17,712	$ 556,224	$ (3,345,562)
Vesting of share awards	0	10,583	(10,583)
Share-based compensation	7,216	10,583	7,216
Comprehensive income (loss)	(2,376,212)			62,752	(2,438,964)
Ending balance at Dec. 31, 2020	578,213	5,729,418	14,345	618,976	(5,784,526)
Vesting of share awards	0	7,175	(7,175)
Share-based compensation	6,389	7,175	6,389
Comprehensive income (loss)	1,626,727			13,127	1,613,600
Ending balance at Dec. 31, 2021	$ 2,211,329	$ 5,736,593	$ 13,559	$ 632,103	$ (4,170,926)